UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	October 1, 2012 — March 31, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PGSIX

Putnam U.S. Government Income Trust

Semiannual report 3|31|13

A world of investing.™

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
U.S. Government
Income Trust

Semiannual report
3 | 31 | 13

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio managers	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. You can lose money by investing in the fund.

Message from the Trustees

Dear Fellow Shareholder:

Many macroeconomic risks to global growth have diminished in recent months. A widespread financial collapse in Europe, an economic hard landing in China, and significant fallout from budget sequestration and the fiscal cliff in the United States have not come to pass. While these risks have not entirely dissipated, U.S. equity markets have managed to achieve record highs in the first quarter, recouping all of their losses from the 2008 financial crisis.

In the United States, corporate profits and balance sheets are strong. The Federal Reserve has pledged to keep interest rates at historic lows until the nation’s employment situation meaningfully improves. The U.S. housing market, a significant driver of GDP, has been steadily rebounding. And while the federal budget battle is not yet resolved, the markets appear to believe that Washington lawmakers will eventually reach a resolution.

At Putnam, our investment team employs a measured, balanced approach to managing risk while pursuing returns. It is also important to rely on the guidance of your financial advisor, who can help ensure that your portfolio matches your individual goals and tolerance for risk.

We would like to extend a welcome to new shareholders of the fund and to thank all of our investors for your continued confidence in Putnam.

About the fund

Seeking opportunities through mortgage-backed securities

Home ownership is the most common way to invest in the real estate market, but it is not the only way. It is also possible for individuals to invest in the mortgages used to finance homes and businesses through instruments called mortgage-backed securities (MBS).

Since 1984, Putnam U.S. Government Income Trust has invested in some of the highest-quality MBS with the goal of maximizing income. However, investing in MBS carries certain risks. As a result, your fund’s team of experienced analysts uses proprietary models to seek out investment opportunities, while striving to maintain an appropriate amount of risk for the fund.

MBS are essentially securities that represent a stake in the principal from, and interest paid on, a collection of mortgages. Most MBS are created when government agencies or government-sponsored entities, including Fannie Mae, Ginnie Mae, and Freddie Mac, buy mortgages from financial institutions, such as banks or credit unions, and package them together by the thousands. These pools of mortgages act as collateral for the MBS that government-sponsored entities sell to different investors, including Putnam U.S. Government Income Trust.

By seeking opportunities among MBS, your fund’s managers seek higher returns than Treasuries can typically offer, but with less volatility than stocks.

Understanding mortgage-related securities

MBS (Mortgage-backed securities): MBS are pools of mortgages used as collateral for issuing a security. These securities represent claims on the principal and interest payments made by the borrowers whose loans are in the pool.

Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corporation): Formerly public companies, Fannie Mae and Freddie Mac were placed under conservatorship by the U.S. government in September 2008 and are now controlled by the Federal Housing Finance Agency. Both companies buy mortgages from primary lenders (savings and loans, commercial banks, credit unions, and housing finance agencies) and develop MBS that may carry an explicit government guarantee on the payment of principal and interest.

Ginnie Mae (Government National Mortgage Association): Ginnie Mae is a government-owned corporation established in 1968 whose MBS are backed by the full faith and credit of the U.S. government.

CMOs (Collateralized mortgage obligations): CMOs are structured mortgage-backed securities that use pools of MBS, or mortgage loans themselves, as collateral and carve the cash flows into different classes to meet the needs of various investors.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See pages 5 and 11–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

4	U.S. Government Income Trust

Interview with your fund’s portfolio managers

What was the market environment like for government securities during the six months ended March 31, 2013?

Mike: With interest rates rising during the period’s second half, it was a rather muted period for U.S. government securities, as these sectors posted either modestly negative or nominally positive returns. Early in the period, U.S. Treasury yields reached historic lows, as fear of a possible breakup of the eurozone prompted a flight to the relative safety of the asset class. However, decisive action by the European Central Bank, including the announcement of a new bond-buying program, alleviated concern about the debt crisis there and reversed some of the flight to quality in Treasuries. In December, the Federal Reserve’s decision to expand its quantitative easing program by purchasing $45 billion per month of long-term Treasuries, in addition to its ongoing monthly purchases of agency pass-throughs, further cooled investors’ appetite for relative safety. Lastly, the year-end avoidance of the fiscal cliff in the United States, along with improving economic data, bolstered demand for riskier assets, such as lower-quality investment-grade bonds and high-yield securities.

During the period’s latter months, as the resilience of the U.S. economic recovery became more apparent, investors began to anticipate that the Fed may begin to unwind its asset-purchase programs sooner

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/13. See pages 4 and 11–12 for additional fund performance information. Index descriptions can be found on pages 15–16.

U.S. Government Income Trust	5

than originally expected. Consequently, with the prospect of reduced Central Bank buying looming on the horizon, agency pass-throughs underperformed the broad fixed-income market.

Given this environment, I’m happy to report that the fund outpaced both its benchmark at net asset value and the average return for its Lipper peer group.

What strategies helped the fund’s relative performance during the period?

Dan: Much of the fund’s relative outperformance occurred during the period’s second half, driven by our holdings of interest-only collateralized mortgage obligations [IO CMOs], which benefited as higher interest rates produced a more positive environment for taking prepayment risk. Investors snapped up IO CMOs in anticipation of higher mortgage rates should the Fed stop purchasing agency pass-throughs and/or sell some of its holdings. We also kept the fund’s duration [interest-rate sensitivity] shorter than that of the benchmark, which provided a further boost to relative results as interest rates rose.

Higher-coupon agency pass-throughs performed better during the period’s first half, and the fund was helped by our selections among securities with 4%–5% coupons. Conversely, lower-coupon pass-throughs underperformed and our lighter-than-benchmark stake here also aided performance.

Our tactical yield-curve positioning was another contributor versus the benchmark. We believed that stronger U.S. economic data might lead to an uptick in inflation expectations, which would cause longer-term Treasury prices to fall and their yields to rise. Using interest-rate swaps and Treasury futures, we positioned the portfolio to benefit from a steeper yield curve. This positioning worked well, as the longer end of the curve rose more than the short end during the period’s second half.

Allocations are represented as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the exclusion of as-of trades, if any. Holdings and allocations may vary over time. Percentages may not total 100% of net assets because cash may be set aside as collateral for certain securities holdings, such as to-be-announced (TBA) commitments.

6	U.S. Government Income Trust

Which holdings hampered the fund’s return versus the benchmark?

Dan: An overweight in lower-coupon Ginnie Maes was a modest detractor, as securities in this part of the market came under selling pressure in January, due to technical [supply and demand] considerations more than fundamental concerns.

Additionally, our holdings of “swaptions” — which gave us the option to enter into a swap contract and were used to hedge the interest-rate and prepayment risks associated with our mortgage pass-through and IO CMO holdings — slightly dampened relative performance. The swaption strategy we constructed was designed to protect the portfolio in the event that the yield spreads on our underlying IO CMO holdings exhibited heightened volatility. As it turned out, these spreads were relatively calm so our “insurance” was unnecessary. That said, this strategy illustrates one way we used derivatives to help manage portfolio risk.

In what additional ways did you use derivatives?

Mike: We used total return swaps as a hedging tool and to help manage the fund’s sector exposure. In addition to swaptions, we also used interest-rate swaps to hedge the interest-rate and prepayment risks associated with our mortgage pass-through and IO CMO holdings.

The fund holds both agency pass-throughs and to-be-announced [TBA] commitments to purchase pass-throughs. How do these differ?

Mike: TBAs allow us to purchase pass-throughs for a fixed price at a future date. Frequently, TBAs are more liquid than regular pass-throughs, and may represent a better value in terms of their total return potential. We prefer to hold cash or high-grade debt in amounts sufficient to meet our TBA commitments. As a result, it may appear that the fund has allocated a substantial portion of

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. Ratings will vary over time. Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative number represents cash to be allocated to to-be-announced (TBA) agency pass-through mortgage-backed securities, which the fund has agreed to purchase.

U.S. Government Income Trust	7

the portfolio to cash, while in actuality we’re simply holding cash to collateralize our TBAs.

The fund reduced its distribution rate during the period. What led to that decision?

Mike: The fund’s distribution rate per class A share was lowered to $0.014 from $0.038 in February, due to an overall decline in the amount of interest income earned by the fund as a result of lower yields in the marketplace generally. Similar reductions were made to other share classes.

What is your outlook for the months ahead, and how are you positioning the fund?

Dan: We believe the U.S. economy remains solidly in a mid-cycle expansion, buoyed by stronger consumer spending, despite rising gasoline prices and higher payroll taxes. By boosting economic activity and underpinning firmer labor market conditions, the U.S. housing recovery is helping to offset the drag on consumers from fiscal austerity measures. During the six months through February 2013, more than 10% of new jobs were in construction. Bank lending standards began to loosen, helping to reinforce economic growth. That said, in our view, we do not see the economy growing strongly enough in the near term to cause the Fed to shift from its current accommodative monetary policy stance.

Within this environment, we plan to continue deemphasizing interest-rate risk in the portfolio and expect to maintain the fund’s bias toward a steepening yield curve. As long as the Central Bank continues to inject liquidity into the financial system through targeted bond purchases, we don’t believe that interest rates are likely to move significantly higher than where they are today. We recognize, however, that any strategy that relies on rates declining further to drive performance is risky amid what may be a range-bound and volatile interest-rate environment. For that reason, we intend to keep the portfolio’s overall duration shorter than the benchmark and will rely on other factors to influence the fund’s performance.

In our view, the housing recovery may be in its early innings and could be a multi-year positive trend. Generally speaking, increasing home sales are usually detrimental to IO CMO performance because mortgage prepayment

This chart illustrates the fund’s composition by maturity, showing the percentage of holdings in different maturity ranges and how the composition has changed over the past six months. Holdings and maturity ranges will vary over time.

A negative number represents cash to be allocated to to-be-announced (TBA) agency pass-through mortgage-backed securities, which the fund has agreed to purchase.

8	U.S. Government Income Trust

speeds tend to rise. Given this possibility, we will seek to select IO CMOs that are less sensitive to rising home prices. All told, in light of what appears to be a durable recovery in U.S. residential real estate, we are reducing the fund’s exposure to prepayment risk.

Thanks for your time and for bringing us up to date, gentlemen.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He has a B.A. from Cornell University. Michael joined Putnam in 1997 and has been in the investment industry since 1989.

Portfolio Manager Daniel S. Choquette holds a B.A. from Yale University and a B.A. from the Royal Conservatory of Music. A CFA charterholder, he joined Putnam in 2002 and has been in the investment industry since 1997.

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

U.S. Government Income Trust	9

IN THE NEWS

The economic outlook for major industrialized nations is slowly improving, with the United States and Japan leading the way, according to a recent report by the Organisation for Economic Co-operation and Development (OECD). Economic expansion is also taking place in most major countries around the world, including the 17-nation eurozone, where Germany’s economy is growing and stabilization is occurring in Italy and France. Growth also is solidifying in Japan, whose new government has launched efforts to bring the country’s long-stagnant economy back to life through various stimulus efforts, and growth is picking up in China, where an economic hard landing has been avoided. The OECD sees growth weakening in India and normal, “around trend” growth taking place in Russia, Brazil, and the United Kingdom. Meanwhile, the World Trade Organization (WTO) has cut its overall 2013 forecast for global trade volume growth to 3.3% from 4.5%. Global trade grew by 2% in 2012, the second-worst figure since this economic statistic began to be tracked in 1981, according to the WTO. The worst trade figure came in 2009 during the global economic crisis.

10	U.S. Government Income Trust

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2013, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 3/31/13

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/8/84)		(4/27/92)		(7/26/99)		(2/6/95)		(1/21/03)	(4/11/94)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Annual average
(life of fund)	7.04%	6.89%	6.19%	6.19%	6.22%	6.22%	6.73%	6.61%	6.75%	7.21%

10 years	67.11	60.42	55.38	55.38	54.27	54.27	63.60	58.29	61.84	70.75
Annual average	5.27	4.84	4.51	4.51	4.43	4.43	5.05	4.70	4.93	5.50

5 years	37.25	31.76	32.51	30.51	31.54	31.54	36.00	31.58	34.58	38.49
Annual average	6.54	5.67	5.79	5.47	5.64	5.64	6.34	5.64	6.12	6.73

3 years	12.17	7.69	9.71	7.02	9.43	9.43	11.60	7.97	11.30	12.98
Annual average	3.90	2.50	3.14	2.29	3.05	3.05	3.73	2.59	3.63	4.15

1 year	3.40	–0.74	2.67	–2.31	2.67	1.67	3.19	–0.16	3.16	3.70

6 months	0.38	–3.64	0.01	–4.95	0.01	–0.98	0.24	–3.02	0.25	0.51

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

U.S. Government Income Trust	11

Comparative index returns For periods ended 3/31/13

	Barclays GNMA Index	Lipper GNMA Funds category average*

Annual average (life of fund)	8.07%	7.16%

10 years	64.38	55.84
Annual average	5.10	4.52

5 years	30.49	28.53
Annual average	5.47	5.14

3 years	15.46	13.76
Annual average	4.91	4.39

1 year	1.80	1.97

6 months	–0.50	–0.34

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/13, there were 65, 64, 62, 56, 50, and 7 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 3/31/13

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.180		$0.130	$0.130	$0.162		$0.162	$0.198

Capital gains	—		—	—	—		—	—

Total	$0.180		$0.130	$0.130	$0.162		$0.162	$0.198

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

9/30/12	$13.69	$14.26	$13.62	$13.57	$13.74	$14.20	$13.55	$13.58

3/31/13	13.56	14.13	13.49	13.44	13.61	14.07	13.42	13.45

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Current rate (end of period)	charge	charge	value	value	charge	charge	value	value

Current dividend rate [1]	1.24%	1.19%	0.53%	0.54%	0.97%	0.94%	0.98%	1.52%

Current 30-day SEC yield [2]	N/A	1.15	0.50	0.48	N/A	0.93	0.96	1.45

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

12	U.S. Government Income Trust

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual operating expenses
for the fiscal year ended 9/30/12	0.86%	1.59%	1.61%	1.10%	1.11%	0.61%

Annualized expense ratio for the
six-month period ended 3/31/13	0.86%	1.59%	1.61%	1.10%	1.11%	0.61%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from October 1, 2012, to March 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$4.30	$7.93	$8.03	$5.49	$5.54	$3.05

Ending value (after expenses)	$1,003.80	$1,000.10	$1,000.10	$1,002.40	$1,002.50	$1,005.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

U.S. Government Income Trust	13

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2013, use the following calculation method. To find the value of your investment on October 1, 2012, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$4.33	$8.00	$8.10	$5.54	$5.59	$3.07

Ending value (after expenses)	$1,020.64	$1,017.00	$1,016.90	$1,019.45	$1,019.40	$1,021.89

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

14	U.S. Government Income Trust

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays GNMA Index is an unmanaged index of Government National Mortgage Association bonds.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

U.S. Government Income Trust	15

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2013, Putnam employees had approximately $377,000,000 and the Trustees had approximately $90,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16	U.S. Government Income Trust

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

U.S. Government Income Trust	17

The fund’s portfolio 3/31/13 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (158.9%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (117.8%)
Government National Mortgage Association Adjustable Rate
Mortgages 1 3/4s, July 20, 2026	$25,790	$26,764

Government National Mortgage Association
Graduated Payment Mortgages
13 1/4s, December 20, 2014	4,777	5,087
12 3/4s, with due dates from December 15, 2013 to June 20, 2014	2,197	2,277
12 1/4s, with due dates from February 15, 2014 to March 15, 2014	7,196	7,392
11 1/4s, with due dates from September 15, 2015
to December 15, 2015	13,675	14,793
9 1/4s, with due dates from April 15, 2016 to May 15, 2016	11,130	11,957

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019	6,642	7,299
7 1/2s, October 20, 2030	99,484	117,567
5 1/2s, August 15, 2035	839	929
4 1/2s, with due dates from August 15, 2040 to June 20, 2041	99,106,955	109,113,735
4 1/2s, TBA, April 1, 2043	45,000,000	49,239,846
4s, TBA, April 1, 2043	56,000,000	60,593,747
3 1/2s, October 20, 2042	92,000,001	98,475,936
3s, TBA, May 1, 2043	673,000,000	700,866,373
3s, TBA, April 1, 2043	673,000,000	702,706,624
3s, TBA, April 1, 2043	2,000,000	2,090,156

		1,723,280,482
U.S. Government Agency Mortgage Obligations (41.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, May 1, 2040	15,659,482	17,131,840

Federal National Mortgage Association Pass-Through Certificates
6s, January 1, 2038	892,573	977,507
4s, October 1, 2042	12,841,383	14,011,555
4s, TBA, April 1, 2043	313,000,000	333,687,359
3s, TBA, May 1, 2043	46,000,000	47,309,924
3s, TBA, April 1, 2043	182,000,000	187,673,286

		600,791,471

Total U.S. government and agency mortgage obligations (cost $2,321,809,670)		$2,324,071,953

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value

U.S. Treasury Notes
3 3/8s, July 31, 2013 [i]	$882,000	$896,313
1 1/4s, April 15, 2014 [i]	109,000	110,840

Total U.S. treasury obligations (cost $1,007,153)		$1,007,153

MORTGAGE-BACKED SECURITIES (21.7%)*	Principal amount	Value

Agency collateralized mortgage obligations (21.7%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.787s, 2032	$45,696	$74,776
IFB Ser. 3408, Class EK, 24.975s, 2037	572,782	899,988
IFB Ser. 2976, Class LC, 23.675s, 2035	3,251,739	5,300,306

18	U.S. Government Income Trust

MORTGAGE-BACKED SECURITIES (21.7%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corp.
IFB Ser. 2979, Class AS, 23.528s, 2034	$312,530	$420,095
IFB Ser. 3072, Class SM, 23.052s, 2035	1,529,179	2,389,504
IFB Ser. 3072, Class SB, 22.905s, 2035	913,196	1,421,187
IFB Ser. 3249, Class PS, 21.604s, 2036	655,923	985,365
IFB Ser. 3065, Class DC, 19 1/4s, 2035	4,132,747	6,388,483
IFB Ser. 2990, Class LB, 16.426s, 2034	3,549,489	4,911,677
IFB Ser. 4048, Class GS, IO, 6.447s, 2040	5,792,795	1,115,055
IFB Ser. 3919, Class TS, IO, 6.447s, 2030	15,443,467	2,539,833
IFB Ser. 4105, Class HS, IO, 6.397s, 2042	10,674,228	2,626,500
IFB Ser. 3860, Class SP, IO, 6.397s, 2040	7,396,625	1,123,104
IFB Ser. 3934, Class SA, IO, 6.197s, 2041	8,767,854	1,656,335
IFB Ser. 4112, Class SC, IO, 5.947s, 2042	29,216,262	4,857,233
IFB Ser. 4105, Class LS, IO, 5.947s, 2041	4,034,219	786,431
IFB Ser. 3922, Class CS, IO, 5.897s, 2041	20,469,614	2,302,525
IFB Ser. 4012, Class SM, IO, 5.747s, 2042	8,236,829	1,301,007
Ser. 4122, Class TI, IO, 4 1/2s, 2042	12,827,302	1,953,598
Ser. 4125, Class HI, IO, 4 1/2s, 2042	15,456,285	2,483,516
Ser. 4024, Class PI, IO, 4 1/2s, 2041	14,563,898	1,784,107
Ser. 4018, Class DI, IO, 4 1/2s, 2041	7,420,612	981,895
Ser. 3747, Class HI, IO, 4 1/2s, 2037	863,318	73,733
Ser. 4116, Class MI, IO, 4s, 2042	24,051,860	3,825,702
Ser. 4090, Class BI, IO, 4s, 2042	11,763,690	1,239,070
Ser. 4019, Class JI, IO, 4s, 2041	14,917,946	1,903,530
Ser. 3756, Class IG, IO, 4s, 2037	30,469,672	1,358,033
FRB Ser. T-57, Class 2A1, 3.352s, 2043	34,295	34,625
FRB Ser. T-59, Class 2A1, 2.916s, 2043	18,242	18,220
Ser. T-56, Class A, IO, 0.524s, 2043	787,182	13,622
Ser. T-8, Class A9, IO, 0.433s, 2028	2,856,817	30,354
Ser. T-56, Class 3, IO, 0.418s, 2043	687,033	8,990
Ser. T-59, Class 1AX, IO, 0.274s, 2043	6,655,371	84,232
Ser. T-56, Class 1, IO, 0.215s, 2043	882,171	6,616
Ser. T-48, Class A2, IO, 0.212s, 2033	9,799,995	97,234
Ser. T-56, Class 2, IO, 0.128s, 2043	811,628	2,505
Ser. 4077, Class TO, PO, zero %, 2041	4,646,785	3,892,705
Ser. 3369, Class BO, PO, zero %, 2037	25,654	23,781
Ser. 3391, PO, zero %, 2037	81,616	72,466
Ser. 3300, PO, zero %, 2037	297,508	277,612
Ser. 3314, PO, zero %, 2036	105,802	100,008
Ser. 3206, Class EO, PO, zero %, 2036	19,203	17,652
Ser. 3175, Class MO, PO, zero %, 2036	220,956	202,906
Ser. 3210, PO, zero %, 2036	20,468	19,218
Ser. 2777, Class OE, PO, zero %, 2032	43,249	43,096
FRB Ser. T-54, Class 2A, IO, zero %, 2043	3,932,032	614
FRB Ser. 3117, Class AF, zero %, 2036	26,839	22,598
FRB Ser. 3326, Class WF, zero %, 2035	113,433	111,588
FRB Ser. 3036, Class AS, zero %, 2035	40,193	34,482

U.S. Government Income Trust	19

MORTGAGE-BACKED SECURITIES (21.7%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.675s, 2036	$1,301,570	$2,471,499
IFB Ser. 05-74, Class NK, 26.479s, 2035	2,575,287	4,552,283
IFB Ser. 06-8, Class HP, 23.818s, 2036	1,058,245	1,764,010
IFB Ser. 07-53, Class SP, 23.451s, 2037	1,333,112	2,097,651
IFB Ser. 08-24, Class SP, 22.535s, 2038	5,405,261	8,702,406
IFB Ser. 05-122, Class SE, 22.385s, 2035	1,110,568	1,672,734
IFB Ser. 05-75, Class GS, 19.637s, 2035	722,081	1,042,621
IFB Ser. 05-106, Class JC, 19.491s, 2035	1,527,967	2,400,314
IFB Ser. 05-83, Class QP, 16.863s, 2034	524,642	716,831
IFB Ser. 11-4, Class CS, 12.492s, 2040	3,784,232	4,603,090
IFB Ser. 12-96, Class PS, IO, 6.496s, 2041	12,415,145	2,251,735
IFB Ser. 12-88, Class SB, IO, 6.466s, 2042	22,008,528	3,471,185
IFB Ser. 12-3, Class SD, IO, 6.306s, 2042	8,951,390	1,653,948
IFB Ser. 11-27, Class AS, IO, 6.276s, 2041	7,503,812	1,162,641
IFB Ser. 12-132, Class SB, IO, 5.996s, 2042	24,574,301	3,830,151
IFB Ser. 12-113, Class SG, IO, 5.896s, 2042	6,952,587	1,287,341
Ser. 12-129, Class TI, IO, 4 1/2s, 2040	13,440,328	2,046,962
Ser. 12-30, Class PI, IO, 4s, 2042	30,492,712	4,308,620
Ser. 409, Class C16, IO, 4s, 2040	15,471,580	1,917,228
FRB Ser. 04-W7, Class A2, 3.552s, 2034	14,686	15,332
FRB Ser. 03-W14, Class 2A, 3.424s, 2043	30,569	30,320
FRB Ser. 03-W3, Class 1A4, 3.392s, 2042	56,904	56,401
FRB Ser. 03-W11, Class A1, 3.261s, 2033	1,985	2,033
Ser. 13-6, Class BI, IO, 3s, 2042	10,817,634	1,287,298
Ser. 13-35, Class IP, IO, 3s, 2042	8,091,000	1,008,847
Ser. 13-23, Class PI, IO, 3s, 2041	14,894,478	1,703,556
Ser. 13-30, Class IP, IO, 3s, 2041	18,222,000	2,109,761
Ser. 13-23, Class LI, 3s, 2041	12,919,167	1,491,518
FRB Ser. 04-W2, Class 4A, 2.939s, 2044	29,072	29,114
Ser. 98-W5, Class X, IO, 1.032s, 2028	5,354,446	240,950
Ser. 98-W2, Class X, IO, 0.859s, 2028	18,492,854	1,074,897
FRB Ser. 07-95, Class A3, 0.454s, 2036	13,676,000	12,410,970
Ser. 01-50, Class B1, IO, 0.404s, 2041	1,202,206	12,022
Ser. 01-79, Class BI, IO, 0.312s, 2045	2,888,769	26,969
Ser. 03-34, Class P1, PO, zero %, 2043	141,281	123,024
Ser. 03-W1, Class 2A, IO, zero %, 2042	8,390,500	655
Ser. 08-53, Class DO, PO, zero %, 2038	481,599	413,939
Ser. 07-64, Class LO, PO, zero %, 2037	159,974	146,439
Ser. 07-44, Class CO, PO, zero %, 2037	335,042	299,146
Ser. 07-14, Class KO, PO, zero %, 2037	36,302	33,012
Ser. 06-125, Class OX, PO, zero %, 2037	11,414	10,694
Ser. 06-84, Class OT, PO, zero %, 2036	11,997	11,086
Ser. 06-46, Class OC, PO, zero %, 2036	22,003	20,142
Ser. 08-36, Class OV, PO, zero %, 2036	99,242	87,553
Ser. 03-23, Class QO, PO, zero %, 2032	1,398	1,395
Ser. 1988-12, Class B, zero %, 2018	8,957	8,599

20	U.S. Government Income Trust

MORTGAGE-BACKED SECURITIES (21.7%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.638s, 2041	$8,491,338	$13,475,414
IFB Ser. 10-158, Class SD, 14.39s, 2040	2,266,000	3,239,292
IFB Ser. 11-70, Class WS, 9.294s, 2040	3,909,000	4,484,288
IFB Ser. 11-72, Class SE, 7.136s, 2041	16,383,286	17,571,697
IFB Ser. 11-56, Class MS, 6.871s, 2041	9,005,278	9,927,599
IFB Ser. 11-81, Class SB, IO, 6.502s, 2036	15,850,712	2,399,005
IFB Ser. 11-61, Class CS, IO, 6.477s, 2035	5,977,833	829,418
IFB Ser. 10-26, Class QS, IO, 6.047s, 2040	31,053,463	5,803,116
IFB Ser. 10-20, Class SC, IO, 5.947s, 2040	19,152,566	3,586,126
IFB Ser. 10-115, Class TS, IO, 5.897s, 2038	13,125,434	1,903,713
IFB Ser. 10-14, Class SH, IO, 5.797s, 2040	17,927,405	2,695,027
IFB Ser. 11-70, Class SN, IO, 5.697s, 2041	3,260,000	884,634
Ser. 13-3, Class IT, IO, 5s, 2043	9,372,006	1,797,826
Ser. 13-6, Class BI, IO, 5s, 2043	43,449,560	8,556,956
Ser. 13-6, Class OI, IO, 5s, 2043	78,638,265	14,403,385
Ser. 10-35, Class UI, IO, 5s, 2040	12,255,584	2,361,386
Ser. 10-58, Class VI, IO, 5s, 2038	1,487,663	59,507
Ser. 13-39, Class IJ, IO, 4 1/2s, 2043	105,727,647	19,097,056
Ser. 13-24, Class IC, IO, 4 1/2s, 2043	6,340,461	1,199,932
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	11,168,641	2,066,087
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	9,058,277	2,207,140
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	10,976,162	1,666,181
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	30,424,864	5,641,073
Ser. 11-81, Class PI, IO, 4 1/2s, 2037	18,173,162	1,808,048
Ser. 10-116, Class IB, IO, 4 1/2s, 2036	588,368	41,921
Ser. 10-19, Class IH, IO, 4 1/2s, 2034	996,382	50,442
Ser. 12-56, Class IB, IO, 4s, 2042	16,457,568	2,766,715
Ser. 10-116, Class QI, IO, 4s, 2034	9,029,232	654,114
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	9,459,237	1,432,601
Ser. 12-48, Class AI, IO, 3 1/2s, 2036	22,271,547	3,786,831
Ser. 11-70, PO, zero %, 2041	51,191,806	42,500,459
Ser. 10-151, Class KO, PO, zero %, 2037	2,777,059	2,497,353
Ser. 06-36, Class OD, PO, zero %, 2036	28,069	25,851
Ser. 06-64, PO, zero %, 2034	71,012	69,859

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.527s, 2027	1,437,462	14,094
Ser. 98-3, IO, 0.309s, 2027	896,397	13,166
Ser. 98-2, IO, 0.209s, 2027	771,839	5,548
Ser. 98-4, IO, zero %, 2026	1,131,200	27,838

		317,977,332

Total mortgage-backed securities (cost $296,830,601)		$317,977,332

SHORT-TERM INVESTMENTS (62.0%)*	Principal amount/shares	Value

Federal Home Loan Bank discount notes with an effective yield
of 0.11%, July 19, 2013	$38,560,000	$38,546,574

Federal Home Loan Bank discount notes with an effective yield
of 0.09%, May 31, 2013	18,500,000	18,497,071

U.S. Government Income Trust	21

SHORT-TERM INVESTMENTS (62.0%)* cont.	Principal amount/shares	Value

Federal Home Loan Bank discount notes with an effective yield
of 0.08%, April 17, 2013	$16,000,000	$15,999,396

Federal Home Loan Mortgage Corp. discount notes with
an effective yield of 0.15%, May 13, 2013	7,600,000	7,598,670

Federal Home Loan Mortgage Corp. discount notes with
an effective yield of 0.14%, May 1, 2013	6,851,000	6,850,201

Federal Home Loan Mortgage Corp. discount notes with
an effective yield of 0.14%, April 23, 2013	15,935,000	15,933,637

Federal Home Loan Mortgage Corp. discount notes with
an effective yield of 0.11%, July 15, 2013	20,000,000	19,993,583

Federal Home Loan Mortgage Corp. discount notes with
an effective yield of 0.09%, April 25, 2013	30,000,000	29,998,200

Federal Home Loan Mortgage Corp. discount notes with
an effective yield of 0.09%, April 3, 2013	27,000,000	26,999,865

Federal Home Loan Mortgage Corp. discount notes with
an effective yield of 0.07%, April 16, 2013	35,000,000	34,998,906

Federal National Mortgage Association discount notes with
an effective yield of 0.11%, July 24, 2013	25,000,000	24,990,896

Federal National Mortgage Association discount notes with
an effective yield of 0.11%, July 17, 2013	43,940,000	43,925,634

Federal National Mortgage Association discount notes with
an effective yield of 0.10%, July 22, 2013	15,000,000	14,995,100

Interest in $461,568,000 joint tri-party repurchase agreement dated 3/28/13 with Royal Bank of Canada due 4/1/13 —
maturity value of $109,472,676 for an effective yield of 0.22%
(collateralized by various mortgage backed securities with
coupon rates ranging from 3.50% to 4.00% and due dates
ranging from 1/1/42 to 5/1/42, valued at $470,802,237)	109,470,000	109,470,000

Straight-A Funding, LLC discounted commercial paper with
an effective yield of 0.19%, April 18, 2013	22,400,000	22,397,990

U.S. Treasury Bills with an effective yield of 0.16%,
November 14, 2013	35,000,000	34,963,585

U.S. Treasury Bills with an effective yield of 0.16%, April 4, 2013	40,000,000	39,999,468

U.S. Treasury Bills with effective yields ranging from 0.10%
to 0.16%, October 17, 2013	60,000,000	59,954,534

U.S. Treasury Bills with an effective yield of 0.14%,
December 12, 2013 # ∆	34,000,000	33,965,079

U.S. Treasury Bills with an effective yield of 0.14%,
September 19, 2013	25,000,000	24,983,375

U.S. Treasury Bills with an effective yield of 0.12%,
August 22, 2013	25,000,000	24,988,332

U.S. Treasury Bills with an effective yield of 0.12%, July 25, 2013	15,000,000	14,994,250

U.S. Treasury Bills with an effective yield of 0.06%,
April 18, 2013	100,000,000	99,996,883

Putnam Money Market Liquidity Fund 0.12% L	140,000,885	140,000,885

SSgA Prime Money Market Fund 0.02% P	1,610,000	1,610,000

Total short-term investments (cost $906,652,114)		$906,652,114

TOTAL INVESTMENTS

Total investments (cost $3,526,299,538)		$3,549,708,552

22	U.S. Government Income Trust

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2012 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $1,462,347,255.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $933,266,229 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	2,926	$729,086,050	Jun-13	$(224,973)

Total				$(224,973)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC
1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$8,085,000	$970

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	8,085,000	(57,565)

U.S. Government Income Trust	23

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Credit Suisse International
1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$9,542,000	$(1,813)

1.83375/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.83375	50,386,600	(17,635)

1.83/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.83	50,386,600	(30,232)

1.82875/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.82875	52,386,600	(31,956)

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	9,542,000	(62,786)

(1.39)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.39	183,210,000	(349,931)

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	47,177,000	250,510

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	151,148,000	71,040

2.33375/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.33375	50,386,600	39,302

2.32875/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.32875	52,386,600	14,144

2.33/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.33	50,386,600	14,108

Deutsche Bank AG
1.9/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	9,542,000	(1,145)

(2.4)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	9,542,000	(61,260)

(1.4075)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.4075	91,605,000	(185,958)

(1.37)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37	183,210,000	(331,610)

(1.38)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.38	183,210,000	(342,603)

2.395/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.395	47,177,000	247,679

2.38/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.38	47,177,000	237,772

2.425/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.425	23,588,000	135,395

0.87/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.87	151,148,000	71,040

0.865/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.865	151,148,000	66,505

0.8975/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.8975	75,574,000	40,054

24	U.S. Government Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Goldman Sachs International
1.91/3 month USD-LIBOR-BBA/
Apr-23 (Purchased)	Apr-13/1.91	$55,763,200	$15,614

(1.37625)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37625	91,605,000	(164,889)

(1.42125)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.42125	91,605,000	(174,966)

2.44/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.44	23,588,000	130,206

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	23,588,000	118,176

2.41/3 month USD-LIBOR-BBA/
Apr-23 (Written)	Apr-13/2.41	55,763,200	51,860

0.9/3 month USD-LIBOR-BBA/May-16 (Written)	May-13/0.90	75,574,000	34,764

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	75,574,000	34,008

Total			$(241,202)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/13 (proceeds receivable $1,148,954,180) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, April 1, 2043	$313,000,000	4/11/13	$333,687,360

Federal National Mortgage Association, 3s, April 1, 2043	110,000,000	4/11/13	113,428,909

Government National Mortgage Association, 3s,
April 1, 2043	673,000,000	4/18/13	702,706,624

Government National Mortgage Association, 3s,
April 1, 2043	2,000,000	4/18/13	2,090,156

Total			$1,151,913,049

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$39,034,200 E	$446,551	6/19/23	3 month USD-	2.00%	$104,612
			LIBOR-BBA

43,739,000 E	(433,958)	6/19/23	2.00%	3 month USD-	(50,805)
				LIBOR-BBA

Barclays Bank PLC
16,140,000 E	18,280	6/19/15	3 month USD-	0.40%	849
			LIBOR-BBA

47,991,000 E	665,014	6/19/23	3 month USD-	2.00%	244,613
			LIBOR-BBA

311,042,000 E	(335,603)	6/19/15	0.40%	3 month USD-	323
				LIBOR-BBA

57,425,000 E	214,940	6/19/18	3 month USD-	1.00%	73,100
			LIBOR-BBA

U.S. Government Income Trust	25

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$21,583,000 E	$(338,850)	6/19/23	2.00%	3 month USD-	$(149,783)
				LIBOR-BBA

2,625,000 E	37,115	6/19/43	3 month USD-	3.00%	18,845
			LIBOR-BBA

Citibank, N.A.
62,213,000 E	(60,155)	6/19/15	0.40%	3 month USD-	7,035
				LIBOR-BBA

85,948,000 E	810,267	6/19/23	3 month USD-	2.00%	57,362
			LIBOR-BBA

9,396,000 E	(73,295)	6/19/43	3.00%	3 month USD-	(7,899)
				LIBOR-BBA

19,675,000 E	(52,411)	6/19/18	1.00%	3 month USD-	(3,814)
				LIBOR-BBA

Credit Suisse International
32,334,000	—	1/9/16	3 month USD-	0.515%	26,460
			LIBOR-BBA

16,265,000	—	1/11/16	3 month USD-	0.50%	5,584
			LIBOR-BBA

19,656,000	—	1/11/18	0.88%	3 month USD-	437
				LIBOR-BBA

5,140,000	—	1/11/23	3 month USD-	1.88%	(31,200)
			LIBOR-BBA

26,794,000	—	1/7/16	3 month USD-	0.54%	43,362
			LIBOR-BBA

10,221,000	—	1/9/23	3 month USD-	1.93%	(11,944)
			LIBOR-BBA

39,312,000	—	1/9/18	0.9125%	3 month USD-	(66,585)
				LIBOR-BBA

8,398,000	—	1/7/23	3 month USD-	1.94%	(1,134)
			LIBOR-BBA

32,313,000	—	1/7/18	0.93%	3 month USD-	(84,606)
				LIBOR-BBA

19,577,000	—	3/4/18	0.9275%	3 month USD-	5,828
				LIBOR-BBA

199,206,000 E	(2,421,168)	6/19/23	2.00%	3 month USD-	(676,124)
				LIBOR-BBA

5,090,000	—	3/8/23	3 month USD-	2.01875%	11,215
			LIBOR-BBA

5,090,000	—	3/11/23	3 month USD-	2.065%	31,678
			LIBOR-BBA

19,577,000	—	3/11/18	0.9875%	3 month USD-	(45,515)
				LIBOR-BBA

56,918,000	—	3/20/18	0.968125%	3 month USD-	(53,073)
				LIBOR-BBA

16,210,000	—	3/4/16	3 month USD-	0.5025%	(7,237)
			LIBOR-BBA

26	U.S. Government Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
$5,129,000	$—	3/4/23	3 month USD-	1.975%	$(8,679)
			LIBOR-BBA

9,196,000 E	(10,002)	6/19/15	0.40%	3 month USD-	(70)
				LIBOR-BBA

112,811,000 E	(369,842)	6/19/18	1.00%	3 month USD-	(91,199)
				LIBOR-BBA

24,276,000	—	3/6/16	3 month USD-	0.495%	(17,253)
			LIBOR-BBA

7,635,000	—	3/6/23	3 month USD-	1.9575%	(26,074)
			LIBOR-BBA

29,366,000	—	3/6/18	0.915%	3 month USD-	28,751
				LIBOR-BBA

11,258,000 E	128,563	6/19/43	3 month USD-	3.00%	50,208
			LIBOR-BBA

20,740,000 E	436,638	6/19/23	3 month USD-	2.00%	254,955
			LIBOR-BBA

54,304,000 E	56,501	6/19/15	3 month USD-	0.40%	(2,148)
			LIBOR-BBA

16,053,000	—	3/8/16	3 month USD-	0.5175%	(735)
			LIBOR-BBA

19,577,000	—	3/8/18	0.955%	3 month USD-	(17,888)
				LIBOR-BBA

16,054,000	—	3/11/16	3 month USD-	0.535%	6,800
			LIBOR-BBA

14,977,000	—	3/20/23	3 month USD-	2.045%	54,239
			LIBOR-BBA

47,133,000	—	3/20/16	3 month USD-	0.521465%	(7,731)
			LIBOR-BBA

Deutsche Bank AG
9,874,000 E	11,324	6/19/15	3 month USD-	0.40%	660
			LIBOR-BBA

18,356,000 E	(46,974)	6/19/18	1.00%	3 month USD-	(1,634)
				LIBOR-BBA

37,061,000 E	(299,041)	6/19/23	2.00%	3 month USD-	25,613
				LIBOR-BBA

414,000 E	939	6/19/43	3 month USD-	3.00%	(1,942)
			LIBOR-BBA

Goldman Sachs International
82,337,000 E	777,814	6/19/23	3 month USD-	2.00%	56,542
			LIBOR-BBA

10,148,000 E	(13,143)	6/19/15	0.40%	3 month USD-	(2,183)
				LIBOR-BBA

55,763,200 E	(1,221,214)	6/19/23	2.00%	3 month USD-	(732,728)
				LIBOR-BBA

23,976,000 E	154,437	6/19/43	3 month USD-	3.00%	(12,436)
			LIBOR-BBA

U.S. Government Income Trust	27

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
$32,011,000 E	$(35,506)	6/19/15	0.40%	3 month USD-	$(934)
				LIBOR-BBA

4,810,000 E	12,484	6/19/18	3 month USD-	1.00%	603
			LIBOR-BBA

56,914,000 E	479,474	6/19/23	3 month USD-	2.00%	(19,092)
			LIBOR-BBA

40,518,800 E	(565,237)	6/19/23	2.00%	3 month USD-	(210,293)
				LIBOR-BBA

2,323,000 E	(9,236)	6/19/43	3.00%	3 month USD-	6,931
				LIBOR-BBA

Total					$(1,226,133)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$9,088,869	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(43,469)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,851,317	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(8,854)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Barclays Bank PLC
7,331,925	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(35,677)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,348,899	—	1/12/40	4.50% (1 month	Synthetic MBX Index	13,735
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,139,008	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(15,016)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

16,593,155	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(80,742)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

11,669,076	—	1/12/40	5.00% (1 month	Synthetic MBX Index	51,225
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

9,928,317	—	1/12/41	5.00% (1 month	Synthetic MBX Index	43,569
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

9,469,301	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(45,288)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

28	U.S. Government Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$5,576,158	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(26,669)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,193,197	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	33,476
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

18,175,400	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(86,927)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

43,360,791	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(210,993)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

25,875,246	—	1/12/41	5.00% (1 month	Synthetic MBX Index	113,550
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

259,293	—	1/12/40	5.00% (1 month	Synthetic TRS Index	(779)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

6,118,179	—	1/12/40	4.00% (1 month	Synthetic MBX Index	49,471
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,709,399	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,501
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

91,649,734	—	1/12/40	4.00% (1 month	Synthetic MBX Index	741,073
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

19,942,420	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(87,011)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,679,451	—	1/12/39	6.00% (1 month	Synthetic TRS Index	1,819
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

24,654,938	—	1/12/41	5.00% (1 month	Synthetic MBX Index	108,195
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

37,124,636	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(180,648)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

32,680,156	—	1/12/41	5.00% (1 month	Synthetic MBX Index	143,412
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

10,142,272	—	1/12/40	4.00% (1 month	Synthetic MBX Index	82,010
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

358,890	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(794)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

U.S. Government Income Trust	29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,968,167	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(9,577)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

203,346	—	1/12/39	(5.50%) 1 month	Synthetic TRS Index	271
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

203,346	—	1/12/39	(5.50%) 1 month	Synthetic TRS Index	271
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,244,520	—	1/12/41	5.00% (1 month	Synthetic MBX Index	5,461
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

5,043,097	—	1/12/41	3.50% (1 month	Synthetic MBX Index	44,972
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

1,032,045	—	1/12/41	3.50% (1 month	Synthetic MBX Index	9,203
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

488,392	—	1/12/39	(5.50%) 1 month	Synthetic TRS Index	650
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

325,754	—	1/12/40	4.50% (1 month	Synthetic TRS Index	(1,471)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

81,700	—	1/12/39	(5.50%) 1 month	Synthetic TRS Index	109
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

4,697,009	—	1/12/34	(5.50%) 1 month	Synthetic TRS Index	3,327
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

15,669,274	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(76,247)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,252,018	—	1/12/40	5.00% (1 month	Synthetic MBX Index	5,496
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

76,260,438	—	1/12/41	5.00% (1 month	Synthetic MBX Index	239,397
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

6,819,142	—	1/12/40	4.50% (1 month	Synthetic MBX Index	39,873
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

21,691,939	—	1/12/41	5.00% (1 month	Synthetic MBX Index	95,192
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

336,219	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,476
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

30	U.S. Government Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,090,070	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$4,785
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

790,378	—	1/12/40	5.00% (1 month	Synthetic MBX Index	3,470
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

16,128,640	—	1/12/38	(6.50%) 1 month	Synthetic TRS Index	35,689
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

11,653,993	—	1/12/39	5.50% (1 month	Synthetic TRS Index	(15,504)
			USD-LIBOR)	5.50% 30 year Fannie
				Mae pools

1,217,673	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(3,134)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

1,211,691	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(5,896)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

26,507,395	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(128,985)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

42,276,608	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(108,803)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

18,933,830	—	1/12/38	6.50% (1 month	Synthetic MBX Index	92,132
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

30,197,892	—	1/12/39	6.00% (1 month	Synthetic MBX Index	77,717
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

4,516,378	—	1/12/43	3.50% (1 month	Synthetic MBX Index	43,579
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

Citibank, N.A.
197,924	—	1/12/39	(5.50%) 1 month	Synthetic TRS Index	263
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

Credit Suisse International
1,210,623	—	1/12/41	5.00% (1 month	Synthetic MBX Index	5,313
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,658,347	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(12,714)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

17,163,253	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(82,086)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

U.S. Government Income Trust	31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$7,557,959	$—	1/12/36	5.00% (1 month	Synthetic TRS Index	$(32,132)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

4,697,009	—	1/12/34	5.50% (1 month	Synthetic TRS Index	(3,327)
			USD-LIBOR)	5.50% 30 year Fannie
				Mae pools

203,346	—	1/12/39	(5.50%) 1 month	Synthetic TRS Index	271
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

3,522,227	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(16,849)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,522,227	—	1/12/42	4.00% (1 month	Synthetic MBX Index	25,724
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,850,733	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(8,851)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

583,857	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,833
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

Deutsche Bank AG
183,657	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(993)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

325,754	—	1/12/40	(4.50%)1 month	Synthetic TRS Index	1,471
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

180,784	—	1/12/40	5.00% (1 month	Synthetic TRS Index	(543)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

656,513	—	1/12/41	4.50% (1 month	Synthetic MBX Index	4,145
			USD-LIBOR)	4.50% 30 year Ginnie
				Mae II pools

7,557,959	—	1/12/36	(5.00%) 1 month	Synthetic TRS Index	32,132
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

Goldman Sachs International
7,141,129	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(34,154)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

7,217,098	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(34,517)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,798,381	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(6,192)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

32	U.S. Government Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$9,807,620	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$(21,702)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

7,565,926	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(16,742)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,497,570	—	1/12/39	6.00% (1 month	Synthetic TRS Index	1,235
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

25,002,131	—	1/12/39	6.00% (1 month	Synthetic TRS Index	12,363
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

9,198,148	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(43,992)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,921,902	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,974)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,682,431	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	14,499
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

8,491,301	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(18,789)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,682,891	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(12,831)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,858,080	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(18,452)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,882,967	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(16,942)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

7,789,757	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(37,264)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

7,789,757	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(37,264)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

157,198	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(752)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,490,338	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(45,389)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

7,487,666	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(35,811)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

U.S. Government Income Trust	33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$18,064,600	$—	1/12/41	4.50% (1 month	Synthetic TRS Index	$(78,818)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,475,710	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(10,802)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

5,873,183	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	31,746
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

6,216,055	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(29,729)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,653,087	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(12,689)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

12,922,874	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(62,883)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,854,735	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(23,623)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

9,723,506	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(46,504)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,721,520	—	1/12/39	(5.50%) 1 month	Synthetic TRS Index	12,933
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

147,727	—	1/12/39	(5.50%) 1 month	Synthetic TRS Index	197
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

19,228,273	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(83,895)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

8,359,397	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(36,473)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,786,326	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,326)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,753,256	—	1/12/39	6.00% (1 month	Synthetic TRS Index	1,361
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

4,550,581	—	1/12/39	6.00% (1 month	Synthetic TRS Index	2,250
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

538,585	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,192)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

34	U.S. Government Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$4,304,259	$—	1/12/41	4.50% (1 month	Synthetic TRS Index	$(18,780)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

24,085,550	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(130,188)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,783,506	—	1/12/39	6.00% (1 month	Synthetic TRS Index	2,365
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,857,329	—	1/12/39	6.00% (1 month	Synthetic TRS Index	1,413
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

9,566,829	—	1/12/39	6.00% (1 month	Synthetic TRS Index	4,730
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,953,386	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(4,322)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

7,307,345	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(16,169)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

11,619,236	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(55,571)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,249,171	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	33,778
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

7,594,024	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(36,320)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,582,711	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(21,918)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,875,047	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(21,851)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

17,703,871	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(86,147)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,260,351	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,789)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,338,351	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(5,174)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

656,332	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,194)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

U.S. Government Income Trust	35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$1,750,275	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(8,517)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,557,627	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(7,579)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,269,429	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(5,022)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,539,024	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(10,044)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,074,566	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(6,803)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

742,815	—	1/12/41	(4.00%) 1 month	Synthetic MBX Index	(4,959)
			USD-LIBOR	4.00% 30 year Ginnie
				Mae II pools

1,365,697	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,532)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,618,024	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(12,521)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,499,500	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(3,318)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,503,026	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(7,188)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,992,131	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(22,110)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

8,640,649	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(41,325)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

8,954,205	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(42,834)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

8,869,142	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	42,418
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

5,737,003	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(27,444)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

27,710,736	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	132,531
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

36	U.S. Government Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$17,281,298	$—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	$82,650
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

11,048,296	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	52,840
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

48,163,410	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	210,142
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

5,618,818	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	26,873
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

5,618,818	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	26,873
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

8,366,040	(10,458)	1/12/41	(4.50%) 1 month	Synthetic TRS Index	27,082
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

12,760,531	(17,944)	1/12/41	(4.00%) 1 month	Synthetic TRS Index	47,302
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

JPMorgan Chase Bank N.A.
12,979,209	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(56,629)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Total					$140,911

U.S. Government Income Trust	37

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$—	$317,977,332	$—

U.S. Government and agency mortgage obligations	—	2,324,071,953	—

U.S. Treasury obligations	—	1,007,153	—

Short-term investments	141,610,885	765,041,229	—

Totals by level	$141,610,885	$3,408,097,667	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(224,973)	$—	$—

Forward premium swap option contracts	—	(241,202)	—

TBA sale commitments	—	(1,151,913,049)	—

Interest rate swap contracts	—	809,161	—

Total return swap contracts	—	169,313	—

Totals by level	$(224,973)	$(1,151,175,777)	$—

The accompanying notes are an integral part of these financial statements.

38	U.S. Government Income Trust

Statement of assets and liabilities 3/31/13 (Unaudited)

ASSETS

Investment in securities, at value, (Note 1):
Unaffiliated issuers (identified cost $3,386,298,653)	$3,409,707,667
Affiliated issuers (identified cost $140,000,885) (Notes 1 and 6)	140,000,885

Cash	108,886

Interest and other receivables	5,752,033

Receivable for shares of the fund sold	1,525,917

Receivable for sales of delayed delivery securities (Note 1)	1,293,302,896

Receivable for variation margin (Note 1)	73,377

Unrealized appreciation on forward premium swap option contracts (Note 1)	1,573,147

Unrealized appreciation on OTC swap contracts (Note 1)	4,047,444

Premium paid on OTC swap contracts (Note 1)	6,314,037

Total assets	4,862,406,289

LIABILITIES

Payable for investments purchased	2,317,374

Payable for purchases of delayed delivery securities (Note 1)	2,226,224,780

Payable for shares of the fund repurchased	3,255,787

Payable for compensation of Manager (Note 2)	501,810

Payable for custodian fees (Note 2)	33,089

Payable for investor servicing fees (Note 2)	384,190

Payable for Trustee compensation and expenses (Note 2)	461,980

Payable for administrative services (Note 2)	5,540

Payable for distribution fees (Note 2)	930,042

Unrealized depreciation on OTC swap contracts (Note 1)	5,132,666

Premium received on OTC swap contracts (Note 1)	4,250,341

Unrealized depreciation on forward premium swap option contracts (Note 1)	1,814,349

TBA sale commitments, at value (proceeds receivable $1,148,954,180) (Note 1)	1,151,913,049

Collateral on certain derivative contracts, at value (Note 1)	2,617,153

Other accrued expenses	216,884

Total liabilities	3,400,059,034

Net assets	$1,462,347,255

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,508,267,598

Undistributed net investment income (Note 1)	4,374,877

Accumulated net realized loss on investments (Note 1)	(69,193,968)

Net unrealized appreciation of investments	18,898,748

Total — Representing net assets applicable to capital shares outstanding	$1,462,347,255

(Continued on next page)

U.S. Government Income Trust	39

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,144,239,687 divided by 84,354,073 shares)	$13.56

Offering price per class A share (100/96.00 of $13.56)*	$14.13

Net asset value and offering price per class B share ($37,788,265 divided by 2,800,412 shares)**	$13.49

Net asset value and offering price per class C share ($142,802,683 divided by 10,623,478 shares)**	$13.44

Net asset value and redemption price per class M share ($20,989,624 divided by 1,542,384 shares)	$13.61

Offering price per class M share (100/96.75 of $13.61)†	$14.07

Net asset value, offering price and redemption price per class R share
($35,782,384 divided by 2,665,399 shares)	$13.42

Net asset value, offering price and redemption price per class Y share
($80,744,612 divided by 6,002,471 shares)	$13.45

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

40	U.S. Government Income Trust

Statement of operations Six months ended 3/31/13 (Unaudited)

INVESTMENT INCOME

Interest (including interest income of $119,988 from investments in affiliated issuers) (Note 6)	$14,675,588

Total investment income	14,675,588

EXPENSES

Compensation of Manager (Note 2)	3,113,111

Investor servicing fees (Note 2)	1,195,434

Custodian fees (Note 2)	51,895

Trustee compensation and expenses (Note 2)	82,360

Distribution fees (Note 2)	2,641,592

Administrative services (Note 2)	26,269

Other	278,030

Total expenses	7,388,691

Expense reduction (Note 2)	(1,942)

Net expenses	7,386,749

Net investment income	7,288,839

Net realized gain on investments (Notes 1 and 3)	4,107,832

Net realized gain on swap contracts (Note 1)	3,244,091

Net realized loss on futures contracts (Note 1)	(233,240)

Net realized gain on written options (Notes 1 and 3)	4,388,511

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	(14,649,803)

Net loss on investments	(3,142,609)

Net increase in net assets resulting from operations	$4,146,230

The accompanying notes are an integral part of these financial statements.

U.S. Government Income Trust	41

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/13*	Year ended 9/30/12

Operations:
Net investment income	$7,288,839	$21,376,450

Net realized gain (loss) on investments	11,507,194	(71,638,824)

Net unrealized appreciation (depreciation) of investments	(14,649,803)	105,851,674

Net increase in net assets resulting from operations	4,146,230	55,589,300

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(16,015,693)	(49,858,671)

Class B	(414,584)	(1,274,740)

Class C	(1,591,641)	(5,204,885)

Class M	(262,584)	(883,885)

Class R	(436,358)	(1,141,644)

Class Y	(1,339,907)	(3,832,271)

Net realized short-term gain on investments

Class A	—	(19,995,473)

Class B	—	(581,818)

Class C	—	(2,338,756)

Class M	—	(397,410)

Class R	—	(395,868)

Class Y	—	(1,100,840)

From net realized long-term gain on investments
Class A	—	(25,625,596)

Class B	—	(747,094)

Class C	—	(3,047,221)

Class M	—	(513,934)

Class R	—	(510,095)

Class Y	—	(1,457,751)

Increase (decrease) from capital share transactions (Note 4)	(144,912,902)	100,507,784

Total increase (decrease) in net assets	(160,827,439)	37,189,132

NET ASSETS

Beginning of period	1,623,174,694	1,585,985,562

End of period (including undistributed net investment
income of $4,374,877 and $17,146,805, respectively)	$1,462,347,255	$1,623,174,694

* Unaudited

The accompanying notes are an integral part of these financial statements.

42	U.S. Government Income Trust

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U.S. Government Income Trust	43

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
	Net asset		Net realized										Ratio	of net investment
	value,		and unrealized	Total from	From	From					Total return	Net assets,	of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	reimbursements	end of period	value (%) [c]	(in thousands)	net assets (%) [d]	net assets (%)	turnover (%) [e]

Class A
March 31, 2013 **	$13.69	.07	(.02)	.05	(.18)	—	(.18)	—	—	$13.56	.38 *	$1,144,240	.43 *	.52 *	598 *
September 30, 2012	14.25	.20	.28	.48	(.54)	(.50)	(1.04)	—	—	13.69	3.54	1,250,546.86		1.43	512
September 30, 2011	15.00	.46	.31	.77	(.52)	(1.00)	(1.52)	—	— [b,l]	14.25	5.60	1,290,113.84		3.16	496
September 30, 2010	14.50	.76	.54	1.30	(.75)	(.05)	(.80)	— [b]	— [b,f]	15.00	9.10	1,305,668	.86 [g,h]	5.03 [g]	515
September 30, 2009	12.68	.62	1.82	2.44	(.62)	—	(.62)	— [b]	— [b,j]	14.50	19.92	1,129,477	1.23 [g,i]	4.73 [g]	604
September 30, 2008	13.17	.73	(.63) [k]	.10	(.59)	—	(.59)	— [b]	—	12.68	.60 [k]	1,057,520	.96 [g]	5.47 [g]	271

Class B
March 31, 2013 **	$13.62	.02	(.02)	— [b]	(.13)	—	(.13)	—	—	$13.49	.01 *	$37,788	.80 *	.16 *	598 *
September 30, 2012	14.18	.09	.29	.38	(.44)	(.50)	(.94)	—	—	13.62	2.83	44,352	1.59	.65	512
September 30, 2011	14.93	.34	.33	.67	(.42)	(1.00)	(1.42)	—	— [b,l]	14.18	4.84	37,213	1.56	2.40	496
September 30, 2010	14.44	.66	.52	1.18	(.64)	(.05)	(.69)	— [b]	— [b,f]	14.93	8.27	50,676	1.57 [g,h]	4.44 [g]	515
September 30, 2009	12.62	.51	1.84	2.35	(.53)	—	(.53)	— [b]	— [b,j]	14.44	19.15	68,377	1.94 [g,i]	3.97 [g]	604
September 30, 2008	13.10	.63	(.62) [k]	.01	(.49)	—	(.49)	— [b]	—	12.62	(.06) [k]	85,571	1.67 [g]	4.78 [g]	271

Class C
March 31, 2013 **	$13.57	.02	(.02)	— [b]	(.13)	—	(.13)	—	—	$13.44	.01 *	$142,803	.81 *	.15 *	598 *
September 30, 2012	14.13	.09	.29	.38	(.44)	(.50)	(.94)	—	—	13.57	2.81	170,247	1.61	.63	512
September 30, 2011	14.90	.34	.30	.64	(.41)	(1.00)	(1.41)	—	— [b,l]	14.13	4.71	143,059	1.59	2.40	496
September 30, 2010	14.44	.62	.53	1.15	(.64)	(.05)	(.69)	— [b]	— [b,f]	14.90	8.06	134,365	1.61 [g,h]	4.10 [g]	515
September 30, 2009	12.66	.53	1.77	2.30	(.52)	—	(.52)	— [b]	— [b,j]	14.44	18.75	56,171	1.98 [g,i]	4.05 [g]	604
September 30, 2008	13.15	.63	(.63) [k]	— [b]	(.49)	—	(.49)	— [b]	—	12.66	(.13) [k]	29,635	1.71 [g]	4.73 [g]	271

Class M
March 31, 2013 **	$13.74	.05	(.02)	.03	(.16)	—	(.16)	—	—	$13.61	.24 *	$20,990	.55 *	.40 *	598 *
September 30, 2012	14.29	.17	.28	.45	(.50)	(.50)	(1.00)	—	—	13.74	3.34	22,555	1.10	1.21	512
September 30, 2011	15.03	.42	.33	.75	(.49)	(1.00)	(1.49)	—	— [b,l]	14.29	5.40	25,907	1.08	2.92	496
September 30, 2010	14.49	.73	.57	1.30	(.71)	(.05)	(.76)	— [b]	— [b,f]	15.03	9.13	28,380	1.10 [g,h]	4.83 [g]	515
September 30, 2009	12.68	.58	1.82	2.40	(.59)	—	(.59)	— [b]	— [b,j]	14.49	19.57	28,104	1.47 [g,i]	4.48 [g]	604
September 30, 2008	13.16	.70	(.63) [k]	.07	(.55)	—	(.55)	— [b]	—	12.68	.42 [k]	27,627	1.20 [g]	5.23 [g]	271

Class R
March 31, 2013 **	$13.55	.05	(.02)	.03	(.16)	—	(.16)	—	—	$13.42	.25 *	$35,782	.56 *	.39 *	598 *
September 30, 2012	14.11	.14	.30	.44	(.50)	(.50)	(1.00)	—	—	13.55	3.32	36,900	1.11	1.06	512
September 30, 2011	14.88	.42	.30	.72	(.49)	(1.00)	(1.49)	—	— [b,l]	14.11	5.25	24,466	1.09	2.95	496
September 30, 2010	14.40	.69	.55	1.24	(.71)	(.05)	(.76)	— [b]	— [b,f]	14.88	8.77	12,358	1.11 [g,h]	4.57 [g]	515
September 30, 2009	12.64	.59	1.76	2.35	(.59)	—	(.59)	— [b]	— [b,j]	14.40	19.20	3,895	1.48 [g,i]	4.54 [g]	604
September 30, 2008	13.16	.70	(.67) [k]	.03	(.55)	—	(.55)	— [b]	—	12.64	.12 [k]	2,651	1.21 [g]	5.22 [g]	271

Class Y
March 31, 2013 **	$13.58	.09	(.02)	.07	(.20)	—	(.20)	—	—	$13.45	.51 *	$80,745	.31 *	.64 *	598 *
September 30, 2012	14.14	.21	.30	.51	(.57)	(.50)	(1.07)	—	—	13.58	3.85	98,575.61		1.56	512
September 30, 2011	14.90	.50	.30	.80	(.56)	(1.00)	(1.56)	—	— [b,l]	14.14	5.83	65,227.59		3.47	496
September 30, 2010	14.42	.77	.55	1.32	(.79)	(.05)	(.84)	— [b]	— [b,f]	14.90	9.28	51,845	.61 [g,h]	5.10 [g]	515
September 30, 2009	12.64	.65	1.78	2.43	(.65)	—	(.65)	— [b]	— [b,j]	14.42	19.97	16,116	.98 [g,i]	4.99 [g]	604
September 30, 2008	13.13	.77	(.64) [k]	.13	(.62)	—	(.62)	— [b]	—	12.64	.87 [k]	12,740	.71 [g]	5.76 [g]	271

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

44	U.S. Government Income Trust	U.S. Government Income Trust	45

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Amount represents less than $0.01 per share.

c Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA purchase and sale transactions.

f Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Prudential Securities, Inc., which amounted to less than $0.01 per share outstanding as of March 30, 2010.

g Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2010	0.02%

September 30, 2009	0.05

September 30, 2008	0.01

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.06% of average net assets as of September 30, 2010.

i Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.25% of average net assets as of September 30, 2009.

j Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Bear, Stearns & Co., Inc. and Bear Stearns Securities Corp., which amounted to less than $0.01 per share outstanding as of May 21, 2009.

k Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.02 per share.

l Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

The accompanying notes are an integral part of these financial statements.

46	U.S. Government Income Trust

Notes to financial statements 3/31/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2012 through March 31, 2013.

Putnam U.S. Government Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The investment objective of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management typically uses to a significant extent derivatives, such as futures, options, and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class R, and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

U.S. Government Income Trust	47

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to isolate prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

48	U.S. Government Income Trust

Futures contracts The fund uses futures contracts to hedge interest rate risk.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk, is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master

U.S. Government Income Trust	49

netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,814,754 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,695,224 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $2,553,955.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other

50	U.S. Government Income Trust

Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer certain capital losses of $78,924,249 recognized during the period from November 1, 2011 to September 30, 2012 to its fiscal year ending September 30, 2013.

The aggregate identified cost on a tax basis is $3,528,090,798, resulting in gross unrealized appreciation and depreciation of $32,792,010 and $11,174,256, respectively, or net unrealized appreciation of $21,617,754.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,

0.500%	of the next $5 billion,	0.330%	of the next $50 billion,

0.450%	of the next $10 billion,	0.320%	of the next $100 billion and

0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013 to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

U.S. Government Income Trust	51

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$925,099	Class R	27,859

Class B	32,700	Class Y	68,878

Class C	124,031	Total	$1,195,434

Class M	16,867

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,942 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,220, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, and 0.50% of the average net assets attributable to class A, class C and class R shares, respectively. For class B shares, the annual payment rate will equal the weighted average of (i) 0.85% on the assets of Putnam Limited Duration Government Income Fund attributable to class B shares existing on November 9, 2007; and (ii) 1.00% on all other net assets of Putnam U.S. Government Income Trust attributable to class B shares. For class M shares, the annual payment rate will equal the weighted average of (i) 0.40% on the net assets of Putnam Limited Duration Government Income Fund attributable to class M shares existing on November 9, 2007; and (ii) 0.50% on all other net assets of Putnam U.S.

52	U.S. Government Income Trust

Government Income Trust attributable to class M shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$1,491,102	Class M	53,489

Class B	207,471	Class R	89,793

Class C	799,737	Total	$2,641,592

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $53,995 and $209 from the sale of class A and class M shares, respectively, and received $12,899 and $3,860 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $104 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $4,073,499,160 and $4,275,825,440, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	$839,210,574	$65,576,527

Options opened	2,069,757,300	575,229
Options exercised	(105,755,000)	—
Options expired	—	—
Options closed	(1,701,828,874)	(66,151,756)

Written options outstanding at the
end of the reporting period	$1,101,384,000	$—

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 3/31/13		Year ended 9/30/12

Class A	Shares	Amount	Shares	Amount

Shares sold	5,102,298	$69,087,906	20,355,086	$280,361,194

Shares issued in connection with
reinvestment of distributions	1,013,676	13,704,040	5,943,322	81,681,328

	6,115,974	82,791,946	26,298,408	362,042,522

Shares repurchased	(13,080,346)	(176,988,638)	(25,527,187)	(350,765,253)

Net increase (decrease)	(6,964,372)	$(94,196,692)	771,221	$11,277,269

	Six months ended 3/31/13		Year ended 9/30/12

Class B	Shares	Amount	Shares	Amount

Shares sold	279,945	$3,771,080	1,249,825	$17,103,641

Shares issued in connection with
reinvestment of distributions	28,423	382,426	169,770	2,321,466

	308,368	4,153,506	1,419,595	19,425,107

Shares repurchased	(763,673)	(10,269,746)	(788,118)	(10,807,778)

Net increase (decrease)	(455,305)	$(6,116,240)	631,477	$8,617,329

U.S. Government Income Trust	53

	Six months ended 3/31/13		Year ended 9/30/12

Class C	Shares	Amount	Shares	Amount

Shares sold	852,716	$11,466,806	5,145,834	$70,381,576

Shares issued in connection with
reinvestment of distributions	101,200	1,356,508	630,669	8,590,960

	953,916	12,823,314	5,776,503	78,972,536

Shares repurchased	(2,874,205)	(38,504,279)	(3,355,941)	(45,737,830)

Net increase (decrease)	(1,920,289)	$(25,680,965)	2,420,562	$33,234,706

	Six months ended 3/31/13		Year ended 9/30/12

Class M	Shares	Amount	Shares	Amount

Shares sold	22,710	$309,586	148,439	$2,063,393

Shares issued in connection with
reinvestment of distributions	8,074	109,528	51,876	715,083

	30,784	419,114	200,315	2,778,476

Shares repurchased	(130,396)	(1,767,166)	(371,855)	(5,125,312)

Net decrease	(99,612)	$(1,348,052)	(171,540)	$(2,346,836)

	Six months ended 3/31/13		Year ended 9/30/12

Class R	Shares	Amount	Shares	Amount

Shares sold	678,157	$9,083,439	1,611,037	$21,942,165

Shares issued in connection with
reinvestment of distributions	24,054	321,824	109,361	1,486,805

	702,211	9,405,263	1,720,398	23,428,970

Shares repurchased	(759,367)	(10,171,557)	(731,578)	(9,991,773)

Net increase (decrease)	(57,156)	$(766,294)	988,820	$13,437,197

	Six months ended 3/31/13		Year ended 9/30/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	2,033,506	$27,311,172	6,310,088	$86,241,644

Shares issued in connection with
reinvestment of distributions	70,602	946,511	312,609	4,256,526

	2,104,108	28,257,683	6,622,697	90,498,170

Shares repurchased	(3,358,730)	(45,062,342)	(3,977,710)	(54,210,051)

Net increase (decrease)	(1,254,622)	$(16,804,659)	2,644,987	$36,288,119

Note 5: Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased swap option contracts (contract amount)	$1,505,500,000

Written swap option contracts (contract amount)	$591,900,000

Futures contracts (number of contracts)	1,000

OTC interest rate swap contracts (notional)	$1,847,400,000

Centrally cleared interest rate swap contracts (notional)	$3,900,000

OTC total return swap contracts (notional)	$1,155,100,000

54	U.S. Government Income Trust

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

			Payables,
			Net assets —
			Unrealized
Interest rate contracts	Receivables	$9,144,813	depreciation	$8,632,514*

Total		$9,144,813		$8,632,514

* Includes cumulative depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for
as hedging instruments under
ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(5,029,617)	$(233,240)	$3,244,092	$(2,018,765)

Total	$(5,029,617)	$(233,240)	$3,244,092	$(2,018,765)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for
as hedging instruments under
ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(228,256)	$(224,973)	$6,105,036	$5,651,807

Total	$(228,256)	$(224,973)	$6,105,036	$5,651,807

Note 6: Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$181,365,197	$121,757,195	$163,121,507	$119,988	$140,000,885

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

U.S. Government Income Trust	55

Note 8: New accounting pronouncement

In January 2013, ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” replaced ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the fund’s financial statements.

56	U.S. Government Income Trust

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

U.S. Government Income Trust	57

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund®
The Putnam Fund for Growth and Income	Absolute Return 300 Fund®
International Value Fund	Absolute Return 500 Fund®
Multi-Cap Value Fund	Absolute Return 700 Fund®
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

58	U.S. Government Income Trust

Global Sector	Putnam RetirementReady® Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Dynamic Asset Allocation
Conservative Fund	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation Growth Fund	Retirement Income Fund Lifestyle 2
Dynamic Risk Allocation Fund	Retirement Income Fund Lifestyle 3

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

U.S. Government Income Trust	59

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert R. Leveille
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Compliance Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Michael J. Higgins
	Charles B. Curtis	Vice President and Treasurer
Investment Sub-Manager	Robert J. Darretta
Putnam Investments Limited	Katinka Domotorffy	Janet C. Smith
57–59 St James’s Street	John A. Hill	Vice President,
London, England SW1A 1LD	Paul L. Joskow	Principal Accounting Officer,
	Elizabeth T. Kennan	and Assistant Treasurer
Marketing Services	Kenneth R. Leibler
Putnam Retail Management	Robert E. Patterson	Susan G. Malloy
One Post Office Square	George Putnam, III	Vice President and
Boston, MA 02109	Robert L. Reynolds	Assistant Treasurer
W. Thomas Stephens
Custodian		James P. Pappas
State Street Bank	Officers	Vice President
and Trust Company	Robert L. Reynolds
	President	Mark C. Trenchard
Legal Counsel		Vice President and
Ropes & Gray LLP	Jonathan S. Horwitz	BSA Compliance Officer
Executive Vice President,
	Principal Executive Officer, and	Judith Cohen
	Compliance Liaison	Vice President, Clerk, and
Associate Treasurer
Steven D. Krichmar
	Vice President and	Nancy E. Florek
	Principal Financial Officer	Vice President, Proxy
Manager, Assistant Clerk, and
	Robert T. Burns	Associate Treasurer
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam U.S. Government Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

60	U.S. Government Income Trust

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

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Boston, MA 02109

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PRSRT STD
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BROCKTON, MA
PERMIT NO. 600

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SA038
280810 5/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 24, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: May 24, 2013